Rio Tinto plc guarantees - Additional information (Detail) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 AUD ($)
Disclosure Of Financial Guarantees [Line Items]
Derivative contracts liability	$ 481	$ 517
Borrowings	15,176	17,630
Company contributions to pension plans	51	94
Guarantees issued by Rio Tinto plc in relation to Rio Tinto Group entities	338	337
Guarantees issued to non wholly owned subsidiaries	60	60
Liability recognised for financial guarantees	$ 21,974	23,601
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) [member]
Disclosure Of Financial Guarantees [Line Items]
Company of operation, Subsidiary	Turquoise Hill Resources Ltd
Ownership percentage in subsidiary	51.00%
Oyu Tolgoi LLC [member]
Disclosure Of Financial Guarantees [Line Items]
Borrowings	$ 4,300	4,300
Erdenes Oyu Tolgoi LLC [member]
Disclosure Of Financial Guarantees [Line Items]
Ownership interest in joint venture	34.00%
Company of operation, Subsidiary	Oyu Tolgoi LLC
Turquoise Hill Resources Ltd [member]
Disclosure Of Financial Guarantees [Line Items]
Company of operation, Subsidiary	Oyu Tolgoi LLC
Ownership interest in joint venture	66.00%
Guarantees [Member]
Disclosure Of Financial Guarantees [Line Items]
Guaranteed amount of external debt	$ 7,900	10,200
Undrawn credit facility	7,500	7,500	$ 9.6	$ 10.4
Derivative contracts liability	231	458
Liability recognised for financial guarantees	389	415
CSU [Member]
Disclosure Of Financial Guarantees [Line Items]
Fees received as consideration for provision	44	13
Provision due from related parties, current	$ 12	$ 13